Vessel Purchase Prepayments - Schedule of Equipment Prepayment Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equipment Prepayment [Roll Forward]
At January 1	$ 349,472	$ 421,472
Deposits to vessel purchase prepayments	125,800	0
Transfers to vessels and equipment, net	(185,672)	(72,000)
At December 31	$ 289,600	$ 349,472